UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street
         31st Floor
         Boston, MA  02110

13F File Number:  028-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Kizik
Title:     CCO
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

   /s/  Richard Kizik     Boston, MA     January 31, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $599,861 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     NOTE 4.250% 6/0  01741RAD4     8987  8250000 PRN      SOLE    0                   0        0  8250000
ALZA CORP                      SDCV 7/2         02261WAB5     7305  7310000 PRN      SOLE    0                   0        0  7310000
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3    21402 19120000 PRN      SOLE    0                   0        0 19120000
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2   106325106259000 PRN      SOLE    0            23392000        0 82867000
ARES CAP CORP                  NOTE 5.125% 6/0  04010LAD5    15296 14422000 PRN      SOLE    0                   0        0 14422000
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682     8359     7365 SH       SOLE    0                   0        0     7365
CSX CORP                       DBCV 10/3        126408GA5     4390  2090000 PRN      SOLE    0                   0        0  2090000
DANAHER CORP DEL               NOTE 1/2         235851AF9    14414  8870000 PRN      SOLE    0                   0        0  8870000
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6    19009 12568000 PRN      SOLE    0                   0        0 12568000
E M C CORP MASS                NOTE 1.750%12/0  268648AM4    31725 19875000 PRN      SOLE    0                   0        0 19875000
FIDELITY NATIONAL FINANCIAL    NOTE 4.250% 8/1  31620RAE5     8233  6438000 PRN      SOLE    0                   0        0  6438000
FORD MTR CO DEL                NOTE 4.250%11/1  345370CN8     9291  5862000 PRN      SOLE    0                   0        0  5862000
GILEAD SCIENCES INC            NOTE 1.000% 5/0  375558AN3    21240 12961000 PRN      SOLE    0                   0        0 12961000
GILEAD SCIENCES INC            NOTE 1.625% 5/0  375558AP8    27641 16392000 PRN      SOLE    0                   0        0 16392000
GOLDCORP INC NEW               NOTE 2.000% 8/0  380956AB8    11839 10732000 PRN      SOLE    0                   0        0 10732000
HEALTH CARE REIT INC           NOTE 3.000%12/0  42217KAR7     8583  6996000 PRN      SOLE    0                   0        0  6996000
INTEL CORP                     SDCV 2.950%12/1  458140AD2    34165 32950000 PRN      SOLE    0                   0        0 32950000
JEFFERIES GROUP INC NEW        DBCV 3.875%11/0  472319AG7    15467 15613000 PRN      SOLE    0              975000        0 14638000
KINROSS GOLD CORP              NOTE 1.750% 3/1  496902AD9     1499  1500000 PRN      SOLE    0             1500000        0        0
L-3 COMMUNICATIONS CORP        DEBT 3.000% 8/0  502413AW7     4856  4796000 PRN      SOLE    0                   0        0  4796000
LAM RESEARCH CORP              NOTE 0.500% 5/1  512807AJ7    10719 11137000 PRN      SOLE    0                   0        0 11137000
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8    78031 77788000 PRN      SOLE    0            17273000        0 60515000
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8    11990 11864000 PRN      SOLE    0                   0        0 11864000
NEWMONT MINING CORP            NOTE 1.625% 7/1  651639AJ5    23019 17724000 PRN      SOLE    0                   0        0 17724000
NOVELLUS SYS INC               NOTE 2.625% 5/1  670008AD3     6225  5000000 PRN      SOLE    0                   0        0  5000000
OLD REP INTL CORP              NOTE 3.750% 3/1  680223AH7    11132 10697000 PRN      SOLE    0                   0        0 10697000
PROLOGIS                       NOTE 1.875%11/1  74340XAR2     6085  6085000 PRN      SOLE    0                   0        0  6085000
PROLOGIS                       NOTE 2.625% 5/1  74340XAS0    12328 12282000 PRN      SOLE    0             4238000        0  8044000
PROLOGIS                       NOTE 3.250% 3/1  74340XAT8    10912  9630000 PRN      SOLE    0                   0        0  9630000
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     9538  8888000 PRN      SOLE    0                   0        0  8888000
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    13222 12947000 PRN      SOLE    0                   0        0 12947000
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835      644     7660 SH       SOLE    0                   0        0     7660
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    13322    10875 SH       SOLE    0                   0        0    10875
XILINX INC                     NOTE 2.625% 6/1  983919AF8    12668  9306000 PRN      SOLE    0                   0        0  9306000